Note 22 - Commitments and Contingency - Future Minimum Lease Payments (Details)	Dec. 31, 2018 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Future minimum lease payments	$ 225,471
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Future minimum lease payments	219,036
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Future minimum lease payments	$ 38,306